The interactive data file included as an exhibit to this filing relates to the supplement to the prospectus for Columbia Variable Portfolio – Marsico International Opportunities Fund filed pursuant to Rule 497(c) under the Securities Act of 1933, as amended, on May 1, 2012 (Accession No.0001193125-12-198868), which is incorporated herein by reference.